Earnings Per Share (Tables)	6 Months Ended
Jun. 24, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table summarizes the calculation of basic and diluted earnings per common share for the years ended December 31, 2011, 2010 and 2009.

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Numerator:
Net income (loss)	$16,592	$104	$(16,028)
Denominator:
Basic and diluted weighted average common shares outstanding	52,536,224	52,536,224	33,256,365
Basic and diluted earnings (loss) per common share	$0.32	$—	$(0.48)
The following table summarizes the calculation of basic and diluted earnings per common share for the three and six months ended June 24, 2012 and June 26, 2011:

	Three Months Ended		Six Months Ended
	June 24, 2012	June 26, 2011	June 24, 2012	June 26, 2011
	(In thousands, except share and per share data)		(In thousands, except share and per share data)
Basic earnings per common share:
Numerator:
Net income	$6,485	$2,300	$9,382	$2,217
Denominator:
Basic weighted average common shares outstanding	63,838,736	52,536,224	58,380,136	52,536,224
Basic earnings per common share	$0.10	$0.04	$0.16	$0.04

Diluted earnings per common share:
Numerator:
Net income	$6,485	$2,300	$9,382	$2,217
Denominator:
Number of shares used in basic calculation	63,838,736	52,536,224	58,380,136	52,536,224
Weighted average dilutive effect of employee stock options	89	—	46	—
Diluted weighted average common shares outstanding	63,838,825	52,536,224	58,380,182	52,536,224
Diluted earnings per common share	$0.10	$0.04	$0.16	$0.04